FTXX955203 | 92174-P1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 24, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective June 30, 2022, the following changes are made to each fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in each fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Jacqueline Kenney, CFA	Portfolio Manager	June 2022

b.	In the section titled “More on fund management – Portfolio managers” in each fund’s Prospectus, the following portfolio manager is added:

Jacqueline Kenney, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Ms. Kenney was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Before joining QS Investors in 2010, Ms. Kenney was employed at Deutsche Asset Management. Previously, she was a consultant at Bearing Point and Accenture. Ms. Kenney received her B.A. from Colgate University and her M.B.A. from the Ross School of Business at the University of Michigan.	June 2022

II.	Effective June 30, 2022, the following changes are made to the SAI of each fund:

a.

In the section titled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each fund’s SAI, the following portfolio manager is added to the table:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (billions) ($)
Jacqueline Kenney*	Registered Investment Companies	14	3.35	None	None
	Other Pooled Investment Vehicles	11	0.33	None	None
	Other Accounts	None	None	None	None

*	Information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which the portfolio manager will join the portfolio management team on June 30, 2022.

b.	The following is added to the section of each fund’s SAI titled “Portfolio Managers – Portfolio Managers Securities Ownership”:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Jacqueline Kenney*	None

*	Information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which the portfolio manager will join the portfolio management team on June 30, 2022.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Franklin Templeton Aggressive Model Portfolio	May 1, 2022

Franklin Templeton Conservative Model Portfolio	May 1, 2022

Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2022

Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2022

Franklin Templeton Moderate Model Portfolio	May 1, 2022

Please retain this supplement for future reference.

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